Benefit Plans — Predecessor (Details) - Schedule of net periodic benefit cost recognized in the consolidated statements of comprehensive income - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Benefit Plans — Predecessor (Details) - Schedule of net periodic benefit cost recognized in the consolidated statements of comprehensive income [Line Items]
Service cost		$ 19
Interest cost		45
Amortization of prior service cost		6
Recognition of net actuarial loss		40
Net periodic benefit cost		$ 110
Aria Energy LLC [Member]
Benefit Plans — Predecessor (Details) - Schedule of net periodic benefit cost recognized in the consolidated statements of comprehensive income [Line Items]
Service cost	$ 9
Interest cost	25
Amortization of prior service cost	3
Recognition of net actuarial loss	16
Net periodic benefit cost	$ 53